RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF DUE FROM TO RELATED PARTIES

(a) Due to related parties

	Related party relationship	September 30, 2025	September 30, 2024

Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	$130,983	$81,089
Wenhu Guo	Senior Management of the Company	-	11,543
Sheying Wang	Senior Management of the Company	3,090	145,634
Yuantao Wang	49% shareholder of Tianjin YHX	-	18,105
Shaanxi Meishengyuan Biotechnology Co., Ltd	Mr Hu, the Chief Executive Officer and Controlling shareholder of the Company, is also the majority shareholder and director of this company	-	43
Total due to related parties		$134,073	$256,414

As of September 30, 2025 and 2024, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(b) Due from related parties

	Related party relationship	September 30, 2025	September 30, 2024

Wenjuan Chen	Senior Management of the Company	$6,304	$4,700
Lu Jiang	Employee of the Company	757	768
Jing Liu	Wife of the controlling shareholder	76,132	7,709
Wenhu Guo	Senior Management of the Company	15,624	10,544
Shujie Mou	Senior Management of Tianjin YHX	-	2,953
Shaanxi Kangdi Health Technology Co., LTD	25% shareholder of Xi’an Shanfang	428,572	6,554
Total due from related parties		$527,389	$33,228